Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of the Fair Value of Venture Linked Notes	The fair value of the Venture Linked Notes was determined using a binomial lattice model with the following key assumptions:

	March 31, 2023	February 10, 2023
Term	4.9 years	5.0 years
Stock price	$1.36 per share	$8.58 per share
Dividend yield	—%	—%
Expected volatility	67.5%	67.5%
Risk-free rate	3.7%	3.9%
Risky rate	26.6%	25.6%
Movement up	1.15	1.15
Movement down	0.87	0.87
Probability up	47.1%	47.1%
Probability down	52.9%	52.9%

Schedule of measurements, recurring and nonrecurring basis
The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis as of March 31, 2023 (in thousands):

	March 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash equivalents
Money market funds	$50,119	$—	$—	$50,119

Total assets	$50,119	$—	$—	$50,119

Financial Liabilities
Venture Linked Notes	$—	$—	$42,874	$42,874
Public warrants	876	—	—	876
Private warrants	—	637	—	637

Total liabilities	$876	$637	$42,874	$44,387

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis as of December 31, 2022 (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash equivalents
Money market funds	$11	$—	$—	$11
Marketable equity securities	2	—	—	2

Total assets	$13	$—	$—	$13

Financial Liabilities
Pre-Close Notes	$—	$—	$25,300	$25,300
Embedded derivative in convertible notes	—	—	60	60

Total liabilities	$—	$—	$25,360	$25,360

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2022 (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash equivalents
Money market funds	$11	$—	$—	$11
Marketable equity securities	2	—	—	2

Total assets	$13	$—	$—	$13

Financial Liabilities
Pre-Close Notes	$—	$—	$25,300	$25,300
Embedded derivative in convertible notes	—	—	60	60

Total liabilities	$—	$—	$25,360	$25,360

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2021 (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash equivalents:
Money market funds	$11	$—	$—	$11
Marketable equity securities	58	—	—	58

Total assets	$69	$—	$—	$69

PATHFINDER ACQUISITION CORPORATION [Member]
Schedule of assets and liabilities that are measured at fair value
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

December 31, 2022
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account-money market fund	$328,636,388	$—	$—
Liabilities:
Derivative warrant liabilities-Public warrants	$—	$1,495,000	$—
Derivative warrant liabilities-Private placement warrants	$—	$977,500	$—

December 31, 2021
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account-money market fund	$325,028,452	$—	$—
Liabilities:
Derivative warrant liabilities-Public warrants	$—	$3,835,000	$—
Derivative warrant liabilities-Private placement warrants	$—	$2,507,500	$—

Schedule of change in fair value of derivative warrant liabilities
The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the year ended December 31, 2021 is summarized as follows:

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	16,340,000
Transfer of Public Warrants to Level 1	(8,710,000)
Transfer of Private Warrants to Level 2	(5,695,000)
Change in fair value of derivative warrant liabilities	(1,935,000)

Derivative warrant liabilities at December 31, 2021	$—